SCHEDULE OF WEIGHTED AVERAGE VALUATION ASSUMPTIONS FOR WARRANTS GRANTED (Details) - Warrant [Member]	Dec. 31, 2023
Measurement Input, Expected Term [Member]
Expected term	10 years
Measurement Input, Risk Free Interest Rate [Member]
Volatility	3.53
Measurement Input, Expected Dividend Rate [Member]
Volatility	0.00
Measurement Input, Option Volatility [Member]
Volatility	47.44